General and administrative expenses	12 Months Ended
Dec. 31, 2022
Disclosure of general and administrative expenses [Abstract]
General and administrative expenses

Note 7 - General and administrative expenses

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	15,876	15,992	16,185	4,510
Office maintenance	1,585	1,589	1,591	450
Professional fees	2,366	2,658	2,571	672
Vehicles	462	431	322	131
Depreciation and amortization	1,374	1,124	880	390
Bad and doubtful debts	42	(599)	(1,308)	12
Communication	111	109	82	32
Share based payment expense	355	-	-	101
Other	1,946	1,995	1,595	553
	24,117	23,299	21,918	6,851